Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Investments in Associates and Joint Arrangements
14.	INVESTMENTS IN ASSOCIATES AND JOINT ARRANGEMENTS

14.1	Associates entities

The Bank holds an investment in the associate Macro Warrants SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, we used accounting information of Macro Warrants SA as of September 30, 2018. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2018, and December 31, 2018.

The following table presents the summarized financial information on the Bank’s investment in the associate:

	12/31/2018	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	18,111	29,231	31,526
Total liabilities	2,269	4,821	6,309
Shareholders’ equity	15,842	24,410	25,217
Proportional Bank’s interest	5%	5%	5%
Investment carrying amount	792	1,221	1,260

As of December 31, 2018 and 2017 the investment carrying amount in the net income amounted to 165 and 432, respectively.

On June 30, 2018, the investment in Prisma Medios de Pagos SA was reclassified as noncurrent assets held for sale (see note 20). The following table presents summarized information on the Bank’s investments as of December 31, 2017 and January 1, 2017:

	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	21,212,003	17,879,867
Total liabilities	18,445,350	16,243,522
Shareholders’ equity	2,766,653	1,636,345
Proportional Bank’s interest	7.61%	7.61%
Investment carrying amount	210,542	124,526

Additionally, for the years ended on December 31, 2018 and 2017, the Bank’s investment carrying amount in the net income of Prisma Medios de Pago SA, amounted to 180,350 and 198,595, respectively.

14.2.	Joint ventures

The Bank participates in the following joint ventures, implemented through Uniones Transitorias de Empresas (UTE):

a)

Banco Macro SA – Wordline Argentina SA Unión transitoria: on April 7, 1998, the Bank executed an agreement with Siemens Itron Services SA to organize an UTE controlled on a joint basis through a 50% interest, the purpose of which is to facilitate a data processing center for the tax administration, to modernize the systems and tax collection processes of the Province of Salta and manage and recover municipal taxes and fees.

The following table presents the summarized financial information on the Bank’s investment in the UTE:

	12/31/2018	12/31/2017	01/01/2017
Summarized statement of financial position
Total assets	270,287	289,133	245,404
Total liabilities	59,639	80,682	55,944
Shareholders’ equity	210,648	208,451	189,460
Proportional Bank’s interest	50%	50%	50%
Investment carrying amount	105,324	104,226	94,730

As of December 31, 2018 and 2017 the investment carrying amount in the net income amounted to 70,147 and 51,398, respectively.

b)

Banco Macro SA – Gestiva SA Unión transitoria: on May 4, 2010 and August 15, 2012, the Bank executed with Gestiva SA the UTE agreement to form “Banco Macro SA – Gestiva SA – Unión Transitoria de Empresas”, under joint control, the purpose of which is to render the integral processing and management services of the tax system of the Province of Misiones, the management thereof and tax collection services. The Bank holds a 5% interest in this UTE.

On June 27, 2018, the Bank, the UTE and the tax authorities of the Misiones provincial government entered into an agreement of “termination by mutual agreement” of the adaptation agreement, without implying or modifying the Bank’s rights and obligations as a financial agent of the province for the services provision established in the agreement. As of December 31, 2018, according to the above-mentioned, the remaining investment amounted to 2,707 and the Bank’s investment carrying amount in the net income amounted to 15,640.

The following table presents the summarized financial information on the Bank’s investment as of December 31, 2017 and January 1, 2017:

	12/31/2017	01/01/2017
Summarized Statement of financial position
Total assets	172,576	197,846
Total liabilities	27,047	28,773
Shareholders’ equity	145,529	169,073
Proportional interest at the Bank	5%	5%
Investment carrying amount	7,276	8,454

Additionally, for the fiscal year ended December 31, 2017, the investment carrying amount in the net income for Banco Macro SA – Gestiva SA Unión transitoria de empresas, amounted to 39,878.